1
The Gabelli Equity Income Fund
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.0%
Aerospace  — 0.6%
4,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 223,720
2,000 Lockheed Martin Corp. ............................. 972,980
8,200 Rockwell Automation Inc. ......................... 2,112,074
3,308,774
Agriculture  — 1.0%
50,000 Archer-Daniels-Midland Co. ...................... 4,642,500
10,500 The Mosaic Co. ........................................ 460,635
5,103,135
Automotive  — 0.2%
10,000 PACCAR Inc. ............................................ 989,700
Automotive: Parts and Accessories  — 5.7%
75,000 Dana Inc. ................................................. 1,134,750
167,600 Genuine Parts Co. ..................................... 29,080,276
30,215,026
Broadcasting  — 0.2%
59,000 Liberty Global plc, Cl. A† .......................... 1,116,870
9,000 Liberty Global plc, Cl. C† .......................... 174,870
1,291,740
Building and Construction  — 1.8%
30,000 Carrier Global Corp. .................................. 1,237,500
39,500 Fortune Brands Innovations Inc. ............... 2,255,845
22,500 Herc Holdings Inc. .................................... 2,960,325
47,500 Johnson Controls International plc ............ 3,040,000
45,000 Masterbrand Inc.† .................................... 339,750
9,833,420
Business Services  — 3.5%
10,600 Automatic Data Processing Inc. ................ 2,531,916
25,700 Mastercard Inc., Cl. A ............................... 8,936,661
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 196,080
32,000 Pentair plc ................................................ 1,439,360
16,000 S&P Global Inc. ........................................ 5,359,040
18,463,057
Cable and Satellite  — 0.5%
129,000 DISH Network Corp., Cl. A† ...................... 1,811,160
15,000 EchoStar Corp., Cl. A† .............................. 250,200
15,000 Liberty Media Corp. - Liberty Braves,
Cl. A† ................................................... 490,050
2,551,410
Communications Equipment  — 0.3%
42,000 Corning Inc. ............................................. 1,341,480
Computer Hardware  — 1.6%
37,000 Apple Inc. ................................................ 4,807,410
24,500 International Business Machines Corp. ...... 3,451,805
8,259,215
Computer Software and Services  — 1.9%
90,000 Hewlett Packard Enterprise Co. ................. 1,436,400
Shares
Market
Value
37,000 Microsoft Corp. ........................................ $ 8,873,340
10,309,740
Consumer Products  — 1.3%
5,500 Edgewell Personal Care Co. ...................... 211,970
49,500 Energizer Holdings Inc. ............................. 1,660,725
30,000 Essity AB, Cl. A ......................................... 781,995
1,000 National Presto Industries Inc. .................. 68,460
34,000 Reckitt Benckiser Group plc ...................... 2,365,141
41,000 Unilever plc, ADR ..................................... 2,064,350
7,152,641
Consumer Services  — 0.1%
1,600 Allegion plc .............................................. 168,416
14,000 Rollins Inc. ............................................... 511,560
679,976
Diversified Industrial  — 5.9%
78,000 Crane Holdings Co. ................................... 7,835,100
34,000 Eaton Corp. plc ......................................... 5,336,300
1,500 Honeywell International Inc. ...................... 321,450
8,600 Ingersoll Rand Inc. ................................... 449,350
48,000 ITT Inc. .................................................... 3,892,800
36,500 Jardine Matheson Holdings Ltd. ................ 1,857,850
22,000 nVent Electric plc ...................................... 846,340
21,500 Svenska Cellulosa AB SCA, Cl. A ............... 274,858
110,000 Textron Inc. .............................................. 7,788,000
150,000 Toray Industries Inc. ................................. 841,893
8,000 Trane Technologies plc ............................. 1,344,720
22,000 Trinity Industries Inc. ................................ 650,540
31,439,201
Electronics  — 1.9%
6,500 Sony Group Corp. ..................................... 497,009
30,000 Sony Group Corp., ADR ............................ 2,288,400
48,500 TE Connectivity Ltd. .................................. 5,567,800
10,000 Texas Instruments Inc. ............................. 1,652,200
10,005,409
Energy and Utilities: Electric  — 0.5%
7,500 Avangrid Inc. ............................................ 322,350
19,000 Korea Electric Power Corp., ADR† ............. 164,160
10,000 Portland General Electric Co. ..................... 490,000
63,000 The AES Corp. .......................................... 1,811,880
2,788,390
Energy and Utilities: Integrated  — 0.7%
50,000 Energy Transfer LP ................................... 593,500
21,000 Eni SpA .................................................... 298,662
6,500 Iberdrola SA, ADR .................................... 303,940
57,000 OGE Energy Corp. ..................................... 2,254,350
3,450,452
Energy and Utilities: Natural Gas  — 2.2%
105,500 National Fuel Gas Co. ................................ 6,678,150
11,500 ONE Gas Inc. ............................................ 870,780

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Natural Gas (Continued)
59,000 ONEOK Inc. .............................................. $ 3,876,300
7,500 Southwest Gas Holdings Inc. .................... 464,100
11,889,330
Energy and Utilities: Oil  — 3.9%
6,000 Callon Petroleum Co.† .............................. 222,540
42,000 Chevron Corp. .......................................... 7,538,580
4,500 ConocoPhillips ......................................... 531,000
6,800 Devon Energy Corp. .................................. 418,268
12,000 Exxon Mobil Corp. .................................... 1,323,600
56,600 Hess Corp. ............................................... 8,027,012
18,000 Marathon Petroleum Corp. ........................ 2,095,020
13,500 TotalEnergies SE, ADR .............................. 838,080
20,994,100
Energy and Utilities: Services  — 0.7%
4,000 Dril-Quip Inc.† .......................................... 108,680
84,000 Halliburton Co. ......................................... 3,305,400
10,000 Schlumberger Ltd. .................................... 534,600
3,948,680
Energy and Utilities: Water  — 0.1%
3,600 Essential Utilities Inc. ............................... 171,828
18,000 Severn Trent plc ....................................... 576,887
748,715
Entertainment  — 1.2%
55,000 Grupo Televisa SAB, ADR ......................... 250,800
6,000 Madison Square Garden Entertainment
Corp.† .................................................. 269,820
2,500 Madison Square Garden Sports Corp. ....... 458,325
285,000 Paramount Global, Cl. A ............................ 5,588,850
6,567,795
Environmental Services  — 0.2%
7,500 Republic Services Inc. .............................. 967,425
Equipment and Supplies  — 4.7%
6,000 A.O. Smith Corp. ...................................... 343,440
14,000 Danaher Corp. .......................................... 3,715,880
158,000 Flowserve Corp. ....................................... 4,847,440
50,000 Graco Inc. ................................................ 3,363,000
18,500 Minerals Technologies Inc. ....................... 1,123,320
125,000 Mueller Industries Inc. .............................. 7,375,000
15,000 Parker-Hannifin Corp. ............................... 4,365,000
25,133,080
Financial Services  — 13.3%
19,000 AllianceBernstein Holding LP .................... 653,030
19,000 American Express Co. ............................... 2,807,250
19,000 Ameris Bancorp ....................................... 895,660
3,700 Argo Group International Holdings Ltd. ..... 95,645
5,195 Banco Santander Chile, ADR ..................... 82,289
125,000 Bank of America Corp. .............................. 4,140,000
Shares
Market
Value
12,000 BNP Paribas SA ........................................ $ 684,018
35,000 Credit Suisse Group AG ............................ 104,623
40,000 Interactive Brokers Group Inc., Cl. A ......... 2,894,000
15,000 Jefferies Financial Group Inc. .................... 514,200
8,500 JPMorgan Chase & Co. ............................. 1,139,850
51,000 Julius Baer Group Ltd. .............................. 2,970,702
21,000 Kinnevik AB, Cl. A† ................................... 290,201
63,500 Loews Corp. ............................................. 3,703,955
11,200 M&T Bank Corp. ....................................... 1,624,672
15,000 Marsh & McLennan Companies Inc. .......... 2,482,200
10,000 Morgan Stanley ........................................ 850,200
5,800 Popular Inc. ............................................. 384,656
64,000 SLM Corp. ............................................... 1,062,400
122,000 State Street Corp. ..................................... 9,463,540
6,000 T. Rowe Price Group Inc. .......................... 654,360
297,000 The Bank of New York Mellon Corp. .......... 13,519,440
15,000 The Goldman Sachs Group Inc. ................. 5,150,700
24,300 The PNC Financial Services Group Inc. ...... 3,837,942
53,000 Valley National Bancorp ............................ 599,430
117,500 Webster Financial Corp. ............................ 5,562,450
110,000 Wells Fargo & Co. .................................... 4,541,900
70,709,313
Food and Beverage  — 17.2%
1,000 Anheuser-Busch InBev SA/NV ................... 60,234
197,600 Brown-Forman Corp., Cl. A ....................... 12,994,176
34,000 Campbell Soup Co. ................................... 1,929,500
19,000 Coca-Cola Europacific Partners plc ............ 1,051,080
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 678,800
5,400 Constellation Brands Inc., Cl. A ................. 1,251,450
35,000 Danone SA ............................................... 1,844,439
35,000 Davide Campari-Milano NV ....................... 355,325
49,500 Diageo plc, ADR ....................................... 8,820,405
81,500 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 6,366,780
1,000 General Mills Inc. ..................................... 83,850
1,700,000 Grupo Bimbo SAB de CV, Cl. A .................. 7,179,842
93,000 Heineken NV ............................................ 8,748,617
132,000 ITO EN Ltd. .............................................. 4,817,739
17,500 Kellogg Co. .............................................. 1,246,700
4,000 McCormick & Co. Inc. .............................. 328,680
31,200 McCormick & Co. Inc., Non-Voting ........... 2,586,168
31,000 Mondelēz International Inc., Cl. A .............. 2,066,150
31,800 Nestlé SA ................................................. 3,684,694
54,000 Nissin Foods Holdings Co. Ltd. ................. 4,287,412
31,000 PepsiCo Inc. ............................................. 5,600,460
23,800 Pernod Ricard SA ..................................... 4,681,345
31,200 Remy Cointreau SA .................................. 5,263,531
30,000 Sapporo Holdings Ltd. .............................. 749,771
10,000 The Coca-Cola Co. .................................... 636,100
1,000 The Hershey Co. ....................................... 231,570
50,000 The Kraft Heinz Co. ................................... 2,035,500

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
32,000 Yakult Honsha Co. Ltd. ............................. $ 2,087,169
91,667,487
Health Care  — 4.6%
4,400 Abbott Laboratories .................................. 483,076
3,000 AbbVie Inc. .............................................. 484,830
3,200 Alcon Inc. ................................................ 219,360
75,000 Baxter International Inc. ............................ 3,822,750
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 1,850,156
87,500 Bristol-Myers Squibb Co. .......................... 6,295,625
69,500 Demant A/S† ............................................ 1,926,387
6,400 GSK plc, ADR ........................................... 224,896
8,000 Haleon plc, ADR† ..................................... 64,000
29,700 Henry Schein Inc.† ................................... 2,372,139
16,000 Merck & Co. Inc. ...................................... 1,775,200
12,000 Novartis AG, ADR ..................................... 1,088,640
1,600 Organon & Co. ......................................... 44,688
24,000 Perrigo Co. plc ......................................... 818,160
20,000 Pfizer Inc. ................................................ 1,024,800
42,500 Roche Holding AG, ADR ........................... 1,663,875
2,000 Zimmer Biomet Holdings Inc. ................... 255,000
2,000 Zimvie Inc.† ............................................. 18,680
24,432,262
Hotels and Gaming  — 0.1%
12,000 MGM Resorts International ....................... 402,360
1,500 Wynn Resorts Ltd.† .................................. 123,705
526,065
Machinery  — 4.3%
6,000 Caterpillar Inc. .......................................... 1,437,360
30,000 CNH Industrial NV .................................... 481,800
45,300 Deere & Co. ............................................. 19,422,828
9,000 Otis Worldwide Corp. ............................... 704,790
8,500 Xylem Inc. ................................................ 939,845
22,986,623
Metals and Mining  — 1.8%
80,000 Freeport-McMoRan Inc. ............................ 3,040,000
136,500 Newmont Corp. ........................................ 6,442,800
9,482,800
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 152,640
Real Estate Investment Trusts  — 0.5%
7,800 Indus Realty Trust Inc., REIT ..................... 495,222
63,000 Weyerhaeuser Co. .................................... 1,953,000
2,448,222
Retail  — 4.9%
14,000 Cie Financiere Richemont SA, Cl. A ........... 1,815,390
44,500 Copart Inc.† ............................................. 2,709,605
6,200 Costco Wholesale Corp. ............................ 2,830,300
Shares
Market
Value
86,100 CVS Health Corp. ...................................... $ 8,023,659
44,600 Ingles Markets Inc., Cl. A .......................... 4,302,116
67,000 Seven & i Holdings Co. Ltd. ...................... 2,889,515
3,000 The Home Depot Inc. ................................ 947,580
62,000 Walgreens Boots Alliance Inc. ................... 2,316,320
1,000 Walmart Inc. ............................................ 141,790
25,976,275
Specialty Chemicals  — 1.0%
2,700 Albemarle Corp. ....................................... 585,522
2,500 Ashland Inc. ............................................. 268,825
3,600 FMC Corp. ................................................ 449,280
43,000 H.B. Fuller Co. .......................................... 3,079,660
2,000 NewMarket Corp. ..................................... 622,220
600 Quaker Chemical Corp. ............................. 100,140
5,105,647
Telecommunications  — 3.5%
105,000 BCE Inc. ................................................... 4,614,750
190,000 Deutsche Telekom AG, ADR ...................... 3,796,200
12,000 Orange SA, ADR ....................................... 118,560
4,000 Proximus SA ............................................ 38,519
65,000 Telefonica SA, ADR ................................... 232,050
185,000 Telephone and Data Systems Inc. .............. 1,940,650
94,000 TELUS Corp. ............................................ 1,815,140
160,000 Verizon Communications Inc. ................... 6,304,000
18,859,869
Transportation  — 2.0%
98,700 GATX Corp. .............................................. 10,495,758
Wireless Communications  — 0.1%
80,000 BT Group plc, Cl. A ................................... 108,370
12,000 Telesat Corp., New York† .......................... 90,000
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 95,800
294,170
TOTAL COMMON STOCKS .................. 500,569,022
MANDATORY CONVERTIBLE SECURITIES(a)  — 0.1%
Entertainment  — 0.1%
22,000 Paramount Global, Ser. A,
5.750%, 04/01/24 ................................. 544,940
WARRANTS  — 0.0%
Retail  — 0.0%
28,000 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 23,317

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 5.9%
$ 31,450,000 U.S. Treasury Bills,
4.135% to 4.342%††,
02/16/23 to 03/30/23 ............................ $ 31,284,103
TOTAL INVESTMENTS — 100.0%
(Cost $214,887,340) ............................. $ 532,421,382
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt